Consolidated Schedule of Investments (unaudited) June 30, 2020	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.5%
Bajaj Auto Ltd.	121,823	$4,559,746
Eicher Motors Ltd.	13,028	3,163,542
Hero MotoCorp Ltd.	121,463	4,097,282
Mahindra & Mahindra Ltd.	895,566	6,057,521
Maruti Suzuki India Ltd.	124,349	9,615,241
Tata Motors Ltd.(a)	1,676,141	2,181,095

		29,674,427

Banks — 24.9%
Axis Bank Ltd.	2,112,080	11,375,294
HDFC Bank Ltd.	4,053,034	57,214,725
ICICI Bank Ltd.	6,058,294	28,199,757
IndusInd Bank Ltd.	564,510	3,549,881
Kotak Mahindra Bank Ltd.	1,369,945	24,684,094
State Bank of India(a)	3,590,263	8,485,439
Yes Bank Ltd., New	1,741,097	430,051
Yes Bank Ltd.	46,465	15,754

		133,954,995

Chemicals — 2.3%
Asian Paints Ltd.	421,769	9,426,209
UPL Ltd.	514,660	2,898,312

		12,324,521

Construction & Engineering — 2.7%
Larsen & Toubro Ltd.	1,142,753	14,282,190

Construction Materials — 2.3%
Grasim Industries Ltd.	369,246	3,030,601
Shree Cement Ltd.	12,490	3,813,156
UltraTech Cement Ltd.	108,010	5,569,821

		12,413,578

Consumer Finance — 1.7%
Bajaj Finance Ltd.	247,681	9,286,756

Diversified Telecommunication Services — 0.4%
Bharti Infratel Ltd.	793,012	2,326,403

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,398,271	5,553,866

Food Products — 2.4%
Britannia Industries Ltd.	110,236	5,261,573
Nestle India Ltd.	33,375	7,591,640

		12,853,213

Gas Utilities — 0.4%
GAIL India Ltd.	1,721,791	2,329,433

Household Products — 4.5%
Hindustan Unilever Ltd.	835,289	24,117,080

Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	4,535,873	5,755,166

Insurance — 0.8%
Bajaj Finserv Ltd.	56,575	4,379,774

Security	Shares	Value

IT Services — 14.1%
HCL Technologies Ltd.	1,015,511	$7,489,526
Infosys Ltd.	3,426,775	33,401,454
Tata Consultancy Services Ltd.	982,955	27,106,730
Tech Mahindra Ltd.	578,449	4,163,094
Wipro Ltd.	1,390,002	4,043,692

		76,204,496

Media — 0.4%
Zee Entertainment Enterprises Ltd.	848,443	1,922,667

Metals & Mining — 1.9%
Hindalco Industries Ltd.	1,365,987	2,644,999
JSW Steel Ltd.	947,576	2,376,352
Tata Steel Ltd.	695,568	3,009,679
Vedanta Ltd.	1,704,041	2,401,337

		10,432,367

Oil, Gas & Consumable Fuels — 14.9%
Bharat Petroleum Corp. Ltd.	750,897	3,719,490
Coal India Ltd.	1,960,290	3,449,160
Indian Oil Corp. Ltd.	2,374,532	2,684,189
Oil & Natural Gas Corp. Ltd.	3,413,161	3,677,442
Reliance Industries Ltd.	2,964,328	66,904,112

		80,434,393

Pharmaceuticals — 3.0%
Cipla Ltd.	475,215	4,029,686
Dr. Reddy’s Laboratories Ltd.	113,488	5,929,566
Sun Pharmaceutical Industries Ltd.	1,010,117	6,327,300

		16,286,552

Textiles, Apparel & Luxury Goods — 0.9%
Titan Co. Ltd.	390,368	4,910,896

Thrifts & Mortgage Finance — 7.0%
Housing Development Finance Corp. Ltd.	1,618,153	37,604,651

Tobacco — 3.9%
ITC Ltd.	8,165,025	21,049,579

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	703,300	3,203,349

Wireless Telecommunication Services — 3.1%
Bharti Airtel Ltd.(a)	2,245,744	16,651,885

Total Common Stocks — 99.8% (Cost: $360,468,818)		537,952,237

Total Investments in Securities — 99.8% (Cost: $360,468,818)		537,952,237

Other Assets, Less Liabilities — 0.2%		1,156,464

Net Assets — 100.0%		$539,108,701

(a)	Non-income producing security.

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,930,000	(1,930,000)	—	$—	$417	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	22	09/18/20	$1,264	$40,384

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$537,522,186	$430,051	$—	$537,952,237

Derivative financial instruments(a)
Assets
Futures Contracts	$40,384	$—	$—	$40,384

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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